RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS
Summary of Aggregate Amounts to Related Parties

	As of	As of
	December 31, 2021	December 31, 2020
Aggregate total financial exposure	476,728	242,271
Number of recipient related parties	79	80
(a) Individuals	69	71
(b) Companies	10	9
Average total financial exposure	6,035	3,028
Single largest exposure	446,417	933,426